Interest Expense	6 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Interest Expense
Note 7 - Interest Expense
Interest expense is comprised of the following:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In $ millions)
Debt interest expense	(53.0)	(47.7)	(106.9)	(92.4)
Amortization of deferred finance charges	(3.2)	(2.8)	(6.4)	(5.5)
Amortization of debt discount	(1.7)	(1.7)	(3.4)	(3.4)
Amortization of debt premium	0.7	0.2	1.4	0.3
Total	(57.2)	(52.0)	(115.3)	(101.0)